[logo - Capital Research and Management(sm)]


ENDOWMENTS

INVESTMENTS FOR NONPROFIT INSTITUTIONS

Semi-annual report for the six months ended
January 31, 2002


RESULTS AT A GLANCE
(with all distributions reinvested)

                                Standard &   Lipper
                    GROWTH      Poor's 500   Multi-Cap
                    AND INCOME  Composite    Value Funds
                    PORTFOLIO   Index        Index
Total return for the
six months ended
January 31, 2002     -0.1%       -6.0%        -3.9%

                                Lehman      Lipper
                                Brothers    A-Rated
                      BOND      Aggregate   Bond Funds
                      PORTFOLIO Bond Index  Average
Total return for the
six months ended
January 31, 2002      +1.8%      +3.2%       +2.1%

Market indexes are unmanaged and have no expenses. All returns include reinvestment of distributions unless otherwise indicated.


ENDOWMENTS(sm) is managed by Capital Research and Management Company,(sm) which also manages the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

GROWTH AND INCOME PORTFOLIO seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

BOND PORTFOLIO seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Here are the total returns and average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2001 (the most recent calendar quarter): Growth and Income Portfolio - 10 years: +227.81%, or +12.61% a year; 5 years: +78.51%, or +12.29% a year; 12 months: +1.66%. Bond Portfolio - 10 years: +94.97%, or +6.90% a year; 5 years:
+37.59%, or +6.59% a year; 12 months: +7.77%.

Bond Portfolio's 30-day yield as of February 28, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 5.91%.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.



DEAR SHAREHOLDERS:

At the halfway point of our 2002 fiscal year, both of the ENDOWMENTS portfolios have continued to show strength in an uncertain investment environment.

GROWTH AND INCOME PORTFOLIO

For the six months ended January 31, 2002, the value of an investment in the Growth and Income Portfolio stayed virtually flat, with a 0.1% decline. During the same period, the Lipper Multi-Cap Value Funds Index declined 3.9%. The unmanaged Standard & Poor's 500 Composite Index declined 6.0% during the period.

The S&P 500 fell sharply after September 11 and then recovered dramatically in the ensuing months. Corporate earnings, however, did not. The first recession in the United States since 1991, coupled with a near-simultaneous slowdown in economic growth around the world, slashed some overly optimistic earnings forecasts. Companies have continued to cut costs in response to this new reality, with layoffs becoming more numerous. Nevertheless, corporate earnings have been extraordinarily weak given the very mild nature of this recession. Further, accounting issues raised by the Enron collapse have caused many to question the reliability of reported earnings in general. These two factors, in combination, have hurt investor confidence.

During the stock market's decline, valuations became increasingly attractive in a number of sectors. We reduced our cash position somewhat as we added new companies to the portfolio. Perhaps the most noteworthy change has been in the portfolio's exposure to energy-related sectors, which has more than doubled. Schlumberger, a key provider of services and technology to the petroleum industry, is now the portfolio's largest holding. We made smaller increases to our holdings in the financial and insurance sectors.

[Begin Sidebar]
During the market's decline, valuations became increasingly attractive in a number of sectors.
[End Sidebar]

Consumer-oriented stocks such as food and tobacco are traditionally defensive holdings and have done well since the start of the economic downturn. As those stocks rose in value, we reduced our exposure slightly in this area.

As a result of our net purchases during the period, the percentage of net assets in equities was 83% on January 31, up from roughly 81% at the start of the fiscal year. The remaining 17% was held in interest-bearing cash equivalents.

BOND PORTFOLIO

The Bond Portfolio posted a total return of 1.8% for the six-month period. This lagged slightly behind the 2.1% return for the average of 195 corporate A-rated bond funds tracked by Lipper. The unmanaged Lehman Brothers Aggregate Bond Index was up 3.2%.

From an economic standpoint, the news was mainly negative over much of the six-month period. Unemployment rose and the economy contracted during the latter half of 2001. In response, the Federal Reserve made five further cuts to the federal funds rate (the interest rate that banks charge each other on overnight loans) during our fiscal period, lowering the rate to 1.75% by year's end. By late November, however, investor sentiment had improved on signs of strengthening consumer confidence and robust home and auto sales.

U.S. Treasuries made strong gains in the months following September 11 as investors sought a safe haven. As perceptions of an impending recovery took hold late in the year, a sell-off in Treasuries erased the September gains and corporate bonds rallied. High-quality corporate bonds also presented alert investors with increasingly attractive yields. We responded to both trends. Selling into the U.S. Treasury rally, we reduced our position to just over 10% of the portfolio, down from 18% six months ago. New corporate bond issuance reached an all-time high last year. We identified a number of promising opportunities amid the new issues, increasing our exposure to the U.S. corporate sector from 30% six months ago to 35% at January 31.

[Begin Sidebar]
We identified a number of promising opportunities among corporate bonds. [End Sidebar]

Mortgage-backed securities have generally benefited from a decreasing level of prepayments, bringing some welcome stability to the sector. They accounted for a little more than 22% of the portfolio, about the same as six months ago. The remainder of the portfolio was diversified among generally high-quality debt securities, with roughly 3% of assets held in short-term investments and cash equivalents, down from 6% at the start of the period.

We welcome your comments and questions and look forward to reporting to you again in another six months.

Cordially,

/s/ Robert G. O'Donnell
Robert G. O'Donnell
Chairman of the Board

/s/ Frank L. Ellsworth
Frank L. Ellsworth
President

February 28, 2002

We are sad to report that Charles R. Redmond, a Trustee of ENDOWMENTS since 1988, passed away on September 30, 2001. Those of us who knew and worked with Chuck during his time on the Board will miss his enthusiasm and wise counsel.


Endowments, Growth and Income Portfolio
Investment Portfolio, January 31, 2002
                                                                                 (Unaudited)

                                                                                     Percent
                                                                                      of Net
Industry diversification                                                              Assets
Equity Securities

INSURANCE                                                                              6.67%
BANKS                                                                                    6.43
PHARMACEUTICALS                                                                          5.42
OIL & GAS                                                                                5.34
ELECTRIC UTILITIES                                                                       5.21
COMMUNICATIONS EQUIPMENT                                                                 3.93
DIVERSIFIED TELECOMMUNICATION SERVICES                                                   3.43
FOOD PRODUCTS                                                                            3.37
SPECIALTY RETAIL                                                                         3.07
DIVERSIFIED FINANCIALS                                                                   3.06
AEROSPACE & DEFENSE                                                                      2.41
MACHINERY                                                                                2.24
ENERGY EQUIPMENT & SERVICES                                                              1.92
COMPUTERS & PERIPHERALS                                                                  1.92
FOOD & DRUG RETAILING                                                                    1.91
SEMICONDUCTOR EQUIPMENT & PRODUCTS                                                       1.88
TOBACCO                                                                                  1.87
AUTO COMPONENTS                                                                          1.82
MEDIA                                                                                    1.80
COMMERCIAL SERVICES & SUPPLIES                                                           1.78
PAPER & FOREST PRODUCTS                                                                  1.78
REAL ESTATE                                                                              1.73
MULTILINE RETAIL                                                                         1.62
BEVERAGES                                                                                1.38
PERSONAL PRODUCTS                                                                        1.36
HEALTH CARE EQUIPMENT & SUPPLIES                                                         1.30
HEALTH CARE PROVIDERS & SERVICES                                                         1.28
HOTELS, RESTAURANTS & LEISURE                                                            1.10
AUTOMOBILES                                                                               .83
SOFTWARE                                                                                  .72
TEXTILES & APPAREL                                                                        .72
HOUSEHOLD PRODUCTS                                                                        .69
ELECTRICAL EQUIPMENT                                                                      .66
CHEMICALS                                                                                 .63
WIRELESS TELECOMMUNICATION SERVICES                                                       .21
                                                                                        81.49

Equity securities in initial period of acquisition                                       1.85

Short-term securities                                                                   15.90

Excess of cash and receivables over payables                                              .76

Net assets                                                                           100.00%


Top Ten Holdings
January 31, 2002
                                               Percent of
Ten Largest Holdings                           Net Assets

Schlumberger                                         1.92%
Wells Fargo                                          1.89%
Texas Instruments                                    1.88%
Philip Morris                                        1.87%
Honeywell International                              1.75%
Verizon Communications                               1.66%
Bank of America                                      1.54%
Avon Products                                        1.36%
Pennzoil-Quaker State                                1.35%
Eli Lilly and Co.                                    1.34%
                                                    16.56%

                                                                      Shares or
                                                                      Principal                Percent
                                                                         Amount        Market   of Net
Equity Securities                                                         (000)         Value   Assets

INSURANCE  -  6.67%
XL Capital Ltd., Class A                                                   8,000      $704,960    1.15%
Mercury General Corp.                                                     15,000       631,200     1.03
American International Group, Inc.                                         7,000       519,050      .84
Manulife Financial Corp. (Canada)                                         20,000       509,400      .83
Jefferson-Pilot Corp.                                                     10,000       479,000      .78
Royal & Sun Alliance Insurance Group PLC                                 100,000       471,188      .76
 (United Kingdom)
Allstate Corp.                                                            13,000       419,380      .68
Berkshire Hathaway Inc., Class A  /1/                                          5       369,500      .60
                                                                                     4,103,678     6.67

BANKS  -  6.43%
Wells Fargo & Co.                                                         25,000     1,159,750     1.89
Bank of America Corp.                                                     15,000       945,450     1.54
National City Corp.                                                       25,000       703,000     1.14
Fulton Financial Corp.                                                    30,318       694,585     1.13
Comerica Inc.                                                              8,000       450,320      .73
                                                                                     3,953,105     6.43

PHARMACEUTICALS  -  5.42%
Eli Lilly and Co.                                                         11,000       826,100     1.34
Pharmacia Corp.                                                           18,000       729,000     1.19
Schering-Plough Corp.                                                     15,000       485,700      .79
Merck & Co., Inc.                                                          8,000       473,440      .77
Pfizer Inc                                                                10,000       416,700      .68
Johnson & Johnson                                                          7,000       402,570      .65
                                                                                     3,333,510     5.42

OIL & GAS  -  5.34%
Pennzoil-Quaker State Co.                                                 60,000       830,400     1.35
Exxon Mobil Corp.                                                         20,000       781,000     1.27
ChevronTexaco Corp. (formed by the merger of                               7,700       645,260     1.05
 Chevron Corp. and Texaco Inc.)
Marathon Oil Corp.                                                        20,000       561,000      .91
BP PLC (ADR) (United Kingdom)                                             10,000       467,200      .76
                                                                                     3,284,860     5.34

ELECTRIC UTILITIES  -  5.21%
NSTAR                                                                     18,000       789,300     1.28
Ameren Corp.                                                              15,000       643,050     1.05
Progress Energy, Inc.                                                     12,000       524,400      .85
FirstEnergy Corp.                                                         13,267       493,533      .80
TXU Corp.                                                                 10,000       487,200      .79
FPL Group, Inc.                                                            5,000       268,050      .44
                                                                                     3,205,533     5.21

COMMUNICATIONS EQUIPMENT  -  3.93%
Nokia Corp., Class A (ADR) (Finland)                                      35,000       820,750     1.33
Lucent Technologies Inc. 8.00% convertible                                   400       460,750
 preferred 2031  /2/
Lucent Technologies Inc.  /1/                                              5,000        32,700      .80
Motorola, Inc.                                                            30,000       399,300      .65
Telefonaktiebolaget LM Ericsson, Class B                                  90,000       390,600      .64
 (ADR) (Sweden)
Corning Inc. /1/                                                          39,000       310,830      .51
                                                                                     2,414,930     3.93

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.43%
Verizon Communications Inc.                                               22,000     1,019,700     1.66
AT&T Corp.                                                                45,000       796,500     1.30
Telefonos de Mexico, SA de CV 4.25% convertible                             $220       291,698      .47
 debentures 2004 (Mexico)
                                                                                     2,107,898     3.43

FOOD PRODUCTS  -  3.37%
General Mills, Inc.                                                       14,000       693,700     1.13
H.J. Heinz Co.                                                            15,000       621,000     1.01
Wm. Wrigley Jr. Co.                                                       10,000       546,400      .89
Sara Lee Corp.                                                            10,000       211,500      .34
                                                                                     2,072,600     3.37

SPECIALTY RETAIL  -  3.07%
Gap, Inc.                                                                 45,000       648,000     1.05
Lowe's Companies, Inc.                                                    14,000       644,980     1.05
Circuit City Stores, Inc. - Circuit City Group                            20,000       596,800      .97
                                                                                     1,889,780     3.07

DIVERSIFIED FINANCIALS  -  3.06%
American Express Co.                                                      15,000       537,750      .88
Freddie Mac                                                                8,000       536,960      .87
Fannie Mae                                                                 5,800       469,510      .76
J.P. Morgan Chase & Co.                                                   10,000       340,500      .55
                                                                                     1,884,720     3.06

AEROSPACE & DEFENSE  -  2.41%
Honeywell International Inc.                                              32,000     1,075,520     1.75
Boeing Co.                                                                10,000       409,500      .66
                                                                                     1,485,020     2.41

MACHINERY  -  2.24%
Caterpillar Inc.                                                          10,000       502,800      .82
Ingersoll-Rand Co., Class A                                               10,000       442,300      .72
Illinois Tool Works Inc.                                                   6,000       428,280      .70
                                                                                     1,373,380     2.24

ENERGY EQUIPMENT & SERVICES  -  1.92%
Schlumberger Ltd.                                                         21,000     1,184,190     1.92
                                                                                     1,184,190     1.92

COMPUTERS & PERIPHERALS  -  1.92%
EMC Corp.  /1/                                                            35,000       574,000      .93
Hewlett-Packard Co.                                                       15,000       331,650      .54
Dell Computer Corp.  /1/                                                  10,000       274,900      .45
                                                                                     1,180,550     1.92

FOOD & DRUG RETAILING  -  1.91%
Albertson's, Inc.                                                         25,000       718,750     1.17
Walgreen Co.                                                              12,500       453,500      .74
                                                                                     1,172,250     1.91

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.88%
Texas Instruments Inc.                                                    37,000     1,154,770     1.88
                                                                                     1,154,770     1.88

TOBACCO  -  1.87%
Philip Morris Companies Inc.                                              23,000     1,152,530     1.87
                                                                                     1,152,530     1.87

AUTO COMPONENTS  -  1.82%
TRW Inc.                                                                  18,000       762,660     1.24
Goodyear Tire & Rubber Co.                                                15,000       358,200      .58
                                                                                     1,120,860     1.82

MEDIA  -  1.80%
Gannett Co., Inc.                                                         10,000       674,500     1.10
Interpublic Group of Companies, Inc.                                      15,000       433,050      .70
                                                                                     1,107,550     1.80

COMMERCIAL SERVICES & SUPPLIES  -  1.78%
Avery Dennison Corp.                                                      10,000       595,000      .97
Pitney Bowes Inc.                                                         12,000       501,840      .81
                                                                                     1,096,840     1.78

PAPER & FOREST PRODUCTS  -  1.78%
International Paper Co.                                                   15,000       626,700     1.02
Weyerhaeuser Co.                                                           8,000       466,560      .76
                                                                                     1,093,260     1.78

REAL ESTATE  -  1.73%
Equity Office Properties Trust                                            15,000       431,850      .70
Boston Properties, Inc.                                                   10,000       366,400      .60
Equity Residential Properties Trust                                       10,000       267,800      .43
                                                                                     1,066,050     1.73

MULTILINE RETAIL  -  1.62%
May Department Stores Co.                                                 15,000       552,000      .90
Dollar General Corp.                                                      28,250       446,350      .72
                                                                                       998,350     1.62

BEVERAGES  -  1.38%
PepsiCo, Inc.                                                             10,000       500,900      .81
Coca-Cola Co.                                                              8,000       350,000      .57
                                                                                       850,900     1.38

PERSONAL PRODUCTS  -  1.36%
Avon Products, Inc.                                                       17,000       836,400     1.36
                                                                                       836,400     1.36

HEALTH CARE EQUIPMENT & SUPPLIES  -  1.30%
Becton, Dickinson and Co.                                                 22,000       796,840     1.30
                                                                                       796,840     1.30

HEALTH CARE PROVIDERS & SERVICES  -  1.28%
Aetna Inc.                                                                15,000       515,700      .84
Service Corp. International  /1/                                          52,800       269,280      .44
                                                                                       784,980     1.28

HOTELS, RESTAURANTS & LEISURE  -  1.10%
McDonald's Corp.                                                          25,000       679,500     1.10
                                                                                       679,500     1.10

AUTOMOBILES  -  0.83%
General Motors Corp.                                                      10,000       511,400      .83
                                                                                       511,400      .83

SOFTWARE  -  0.72%
Microsoft Corp.  /1/                                                       7,000       445,970      .72
                                                                                       445,970      .72

TEXTILES & APPAREL  -  0.72%
NIKE, Inc., Class B                                                        7,400       443,334      .72
                                                                                       443,334      .72

HOUSEHOLD PRODUCTS  -  0.69%
Kimberly-Clark Corp.                                                       7,000       422,100      .69
                                                                                       422,100      .69

ELECTRICAL EQUIPMENT  -  0.66%
Emerson Electric Co.                                                       7,000       405,580      .66
                                                                                       405,580      .66

CHEMICALS  -  0.63%
PPG Industries, Inc.                                                       8,000       388,720      .63
                                                                                       388,720      .63

WIRELESS TELECOMMUNICATION SERVICES - 0.21%
AT&T Wireless Services, Inc.  /1/                                         11,263       129,525      .21
                                                                                       129,525      .21

MISCELLANEOUS  -  1.85%
Canadian Oil Sands Trust (Canada)                                         13,200       306,938      .50
WD-40 Co.                                                                 20,800       583,856      .95
ServiceMaster Co.                                                         17,300       246,006      .40
Other equity securities in initial period of                                         1,136,800     1.85
 acquisition


TOTAL EQUITY SECURITIES (cost: $48,147,041)                                         51,268,263    83.34



                                                                      Principal
                                                                         Amount
Short-Term Securities                                                     (000)

Corporate Short-Term Notes  -  14.12%
Yale University 1.65% due 2/22/2002                                       $1,200     1,198,790     1.95
Three Rivers Funding Corp. 1.72% due                                       1,100     1,099,947     1.79
 2/1/2002 /2/
Triple-A One Funding Corp. 1.68% due                                       1,100     1,099,230     1.79
 2/15/2002 /2/
Kraft Foods Inc. 1.60% due 2/28/2002                                       1,100     1,098,630     1.79
SBC Communications Inc. 1.73% due 2/1/2002 /2/                             1,000       999,952     1.62
Procter & Gamble Co. 1.75% due 3/26/2002 /2/                               1,000       997,375     1.62
Motiva Enterprises LLC 1.81% due 2/4/2002                                    794       793,840     1.29
Ciesco LP 1.73% due 2/20/2002 /2/                                            700       699,327     1.14
Abbott Laboratories 1.70% due 3/13/2002 /2/                                  500       499,031      .81
J.P. Morgan Chase & Co. 1.86% due 2/4/2002                                   200       199,959      .32
                                                                                     8,686,081    14.12

Federal Agency Discount Notes  -  1.78%
Federal Home Loan Banks 1.60% due 3/27/2002                                1,100     1,097,310     1.78
                                                                                     1,097,310     1.78


TOTAL SHORT-TERM SECURITIES (cost: $9,783,392)                                       9,783,391    15.90


TOTAL INVESTMENT SECURITIES (cost: $57,930,433)                                     61,051,654    99.24
Excess of cash and receivables over payables                                           466,241      .76

NET ASSETS                                                                         $61,517,895  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

Companies appearing in the portfolio since July 31, 2001:
 1. American Express
 2. American International Group
 3. Berkshire Hathaway
 4. Boeing
 5. Coca-Cola
 6. Comerica
 7. Eli Lilly and Co.
 8. EMC
 9. Emerson Electric
10. Equity Residential Properties Trust
11. Exxon Mobil
12. FirstEnergy
13. General Motors
14. Honeywell International
15. Marathon Oil
16. Microsoft
17. Motorola
18. Pharmacia
19. Schlumberger


Companies eliminated from the portfolio since July 31, 2001:
 1. Bristol-Myers Squibb
 2. Carnival
 3. Compaq Computer
 4. Deere & Co.
 5. Genuine Parts
 6. GPU
 7. International Flavors & Fragrances
 8. J.C. Penney
 9. Lockheed Martin
10. Oracle
11. Parker Hannifin
12. Raytheon
13. Rockwell Automation
14. Rockwell Collins
15. Walt Disney


Endowments, Bond Portfolio
Investment Portfolio, January 31, 2002

(Unaudited)
                                                                       Shares or
                                                                       Principal                Percent
                                                                          Amount        Market   of Net
Bonds, notes & preferred stocks                                            (000)         Value   Assets

BANKS & THRIFTS -  9.79%
Washington Mutual, Inc. 5.625% 2007                                          $375      $375,014
Washington Mutual Bank, FA 6.875% 2011                                        250       256,562
Washington Mutual Finance 8.25% 2005                                          200       218,744    1.85%
HSBC Capital Funding LP: /1/ /2/
/1/ Series 2, 10.176% noncumulative step-up                                   400       514,240
 perpetual preferred (undated)
/1/ Series 1, 9.547% noncumulative step-up                                    250       291,586     1.76
 perpetual preferred (undated)
BNP U.S. Funding LLC, Series A, 7.738%                                        375       398,355
 noncumulative preferred (undated) /1/ /2/
BNP Paribas Capital Trust 9.003% noncumulative                                150       170,180     1.24
 trust preferred (undated) /1/
Abbey National PLC: /2/
/1/7.35% (undated)                                                            200       206,982
/1/6.70% (undated)                                                            200       197,706      .88
Barclays Bank PLC 7.375% (undated) /1/ /2/                                    325       339,345      .74
NB Capital Corp. 8.35% exchangeable preferred                       10,000 Shares       266,000      .58
 depositary shares
SocGen Real Estate Co. LLC, Series A, 7.64%                                  $250       259,422      .56
 (undated) /1/ /2/
Royal Bank of Scotland Group PLC 7.648%                                       250       258,375      .56
 (undated) /2/
Fuji JGB Investment LLC, Series A, 9.87%                                      250       211,057      .46
 noncumulative preferred (undated) /1/ /2/
UBS Preferred Funding Trust I 8.622%                                          125       140,455      .31
 noncumulative preferred (undated)
Regional Diversified Funding Ltd. 9.25%                                       125       131,274      .29
 2030 /1/
BCI U.S. Funding Trust I 8.01% noncumulative                                  125       127,997      .28
 preferred (undated) /1/ /2/
DBS Capital Funding Corp. 7.657%                                              125       127,139      .28
 (undated)  /1/ /2/
                                                                                      4,490,433     9.79

TELECOMMUNICATION SERVICES  -  7.80%
France Telecom: /1/ /2/
/1/8.50% 2031                                                                 400       455,520
/1/7.75% 2011                                                                 150       160,164     1.34
PCCW-HKT Capital Ltd. 7.75% 2011 /1/                                          475       474,817     1.04
AT&T Corp. 8.00% 2031 /1/                                                     400       422,932      .92
VoiceStream Wireless Corp. 10.375% 2009                                       332       379,270      .83
British Telecommunications PLC 8.375% 2010 /2/                                325       362,944      .79
TELUS Corp. 8.00% 2011                                                        250       265,972      .58
Bell Atlantic Financial Services, Inc. 4.25%                                  250       252,500      .55
 convertible debentures 2005 /1/
Hellenic Exchangeable Finance SCA 2.00%                                  Euro 250       235,124      .51
 exchangeable bonds 2005
Qwest Capital Funding, Inc. 7.90% 2010                                       $175       177,221      .39
Vodafone AirTouch PLC 7.75% 2010                                              125       137,328      .30
Koninklijke KPN NV 8.00% 2010                                                 125       129,865      .28
Verizon Wireless Capital LLC 5.375% 2006 /1/                                  125       123,955      .27
                                                                                      3,577,612     7.80

MATERIALS  -  5.52%
Inco Ltd. 9.60% 2022                                                          700       726,460     1.59
Georgia-Pacific Corp.:
/1/ 8.125% 2011                                                               425       388,582
/1/ 7.50% 2006                                                                253       232,436     1.35
Scotia Pacific Co. LLC, Series B:
/1/ Class A-3, 7.71% 2028                                                     250       175,000
/1/ Class A-1, 6.55% 2028 /3/                                                 166       166,749      .75
Bowater Canada Finance Corp. 7.95% 2011 /1/                                   300       306,357      .67
Equistar Chemicals, LP 8.75% 2009                                             250       242,091      .53
BHP Finance Ltd. 8.50% 2012                                                   145       166,277      .36
International Paper Co. 6.75% 2011                                            125       125,769      .27
                                                                                      2,529,721     5.52

UTILITIES  -  5.45%
Commonwealth Edison Co. 6.95% 2018                                            300       291,864
Exelon Corp. 6.75% 2011                                                       125       128,852      .92
Gemstone Investor Ltd. 7.71% 2004 /1/                                         400       396,004      .86
NiSource Finance Corp.:
/1/ 7.625% 2005                                                               250       257,773
/1/ 7.875% 2010                                                               125       128,916      .84
Homer City Funding LLC 8.734% 2026                                            300       287,520
Midwest Generation, LLC, Series B,                                            100        97,716      .84
 8.56% 2016 /3/
American Electric Power Co., Inc., Series A,                                  250       251,425      .55
 6.125% 2006
AES Ironwood, LLC 8.857% 2025 /3/                                             250       245,061      .54
Israel Electric Corp. Ltd. 7.75% 2027 /1/                                     175       159,346      .35
FirstEnergy Corp., Series C, 7.375% 2031                                      125       128,315      .28
Virginia Electric and Power Co., 2002 Series A,                               125       124,888      .27
 5.375% 2007
                                                                                      2,497,680     5.45

INSURANCE  -  4.51%
ING Capital Funding Trust III 8.439%                                          375       412,274
 (undated) /2/
ReliaStar Financial Corp. 8.00% 2006                                          125       137,210     1.20
Prudential Holdings, LLC, Series C,                                           500       541,190     1.18
 8.695% 2023 /1/
Allstate Corp. 6.75% 2018                                                     320       317,341
Allstate Financial Global Funding 5.25%                                       125       124,478      .96
 2007  /1/
Provident Companies, Inc. 7.00% 2018                                          300       286,374      .63
AIG SunAmerica Global Financing VII 5.85%                                     125       126,036      .27
 2008 /1/
Monumental Global Funding 5.20% 2007  /1/                                     125       122,001      .27
                                                                                      2,066,904     4.51

MEDIA  -  3.76%
Fox/Liberty Networks, LLC, FLN Finance, Inc.                                  450       472,500     1.03
 8.875% 2007
News America Holdings Inc. 7.75% 2045                                         386       372,722      .81
Liberty Media Corp.:
/1/ 7.875% 2009                                                               125       125,645
/1/ 8.25% 2030                                                                110       106,362      .51
Comcast Cable Communications, Inc. 8.375% 2007                                125       138,385      .30
Univision Communications Inc. 7.85% 2011                                      125       129,634      .28
AOL Time Warner Inc. 7.625% 2031                                              125       129,234      .28
Cox Radio, Inc. 6.625% 2006                                                   125       127,448      .28
Clear Channel Communications, Inc. 6.625% 2008                                125       123,360      .27
                                                                                      1,725,290     3.76

TECHNOLOGY HARDWARE & EQUIPMENT  -  3.19%
Solectron Corp. 0% LYON convertible notes 2020                              1,300       611,000     1.33
Motorola, Inc. 8.00% 2011                                                     400       398,000      .87
Corning Inc. 0% convertible debentures 2015                                   594       323,730      .71
Analog Devices, Inc. 4.75% convertible                                        135       128,898      .28
 subordinated notes 2005
                                                                                      1,461,628     3.19

HEALTH CARE EQUIPMENT & SERVICES  -  2.27%
Aetna Inc.:
/1/ 7.875% 2011                                                               675       663,998
/1/ 7.375% 2006                                                               125       125,450     1.72
Humana Inc. 7.25% 2006                                                        125       125,619      .28
UnitedHealth Group Inc. 5.20% 2007                                            125       123,555      .27
                                                                                      1,038,622     2.27

AUTOMOBILES & COMPONENTS  -  2.11%
Ford Motor Credit Co.:
/1/ 6.75% 2008                                                                300       292,041
/1/ 7.375% 2011                                                               200       198,656
Ford Motor Company Capital Trust II 6.50%                              900 Shares        48,195     1.17
 convertible preferred 2032
General Motors Acceptance Corp.:
/1/ 7.75% 2010                                                               $175       181,618
/1/ 8.00% 2031                                                                125       129,059      .68
TRW Inc. 7.75% 2029                                                           125       119,745      .26
                                                                                        969,314     2.11

RETAILING  -  1.91%
J.C. Penney Co., Inc.:
/1/ 7.65% 2016                                                                325       279,500
/1/ 7.95% 2017                                                                200       174,000
/1/ 7.125% 2023                                                               125       100,000     1.21
Federated Department Stores, Inc. 6.625% 2011                                 125       125,015      .27
Gap, Inc. 8.80% 2008 /1/                                                      125       117,116      .26
Toys "R" Us, Inc. 7.625% 2011 /1/                                              80        79,436      .17
                                                                                        875,067     1.91

CONSUMER FINANCE -  1.90%
Household Finance Corp.:
/1/ 6.75% 2011                                                                400       395,756
/1/ 6.375% 2011                                                               125       121,257     1.13
Capital One Bank 8.25% 2005                                                   200       208,114      .45
MBNA Corp., MBNA Capital B, Series B,                                         200       144,226      .32
 3.03% 2027 /2/
                                                                                        869,353     1.90

INDUSTRIAL CONGLOMERATES  -  1.38%
Hutchison Whampoa International Ltd.                                          375       380,936      .83
 7.00% 2011 /1/
Swire Pacific Capital Ltd. 8.84% cumulative                         10,000 Shares       250,000      .55
 guaranteed perpetual capital securities  /1/
                                                                                        630,936     1.38

CAPITAL GOODS  -  0.75%
BAE SYSTEMS, Series 2001, Class G, MBIA                                      $335       342,794      .75
 Insured, 6.664% 2013 /1/ /3/
                                                                                        342,794      .75

FOOD & DRUG RETAILING  -  0.60%
Delhaize America, Inc. 8.125% 2011                                            250       274,465      .60
                                                                                        274,465      .60

CONSUMER DURABLES & APPAREL  -  0.60%
VF Corp. 8.50% 2010                                                           250       274,232      .60
                                                                                        274,232      .60

REAL ESTATE  -  0.58%
EOP Operating LP 8.10% 2010                                                   125       136,910      .30
ProLogis Trust 7.05% 2006                                                     125       129,120      .28
                                                                                        266,030      .58

COMMERCIAL SERVICES & SUPPLIES  -  0.55%
Cendant Corp. 7.75% 2003                                                      250       253,918      .55
                                                                                        253,918      .55

PHARMACEUTICALS & BIOTECHNOLOGY  -  0.55%
Lilly Del Mar, Inc. 3.41% 2029  /1/ /2/                                       250       250,018      .55
                                                                                        250,018      .55

HOTELS, RESTAURANTS & LEISURE  -  0.47%
Royal Caribbean Cruises Ltd. 8.75% 2011                                       125       110,000      .24
MGM Mirage, Inc. 8.50% 2010                                                   100       105,399      .23
                                                                                        215,399      .47

TRANSPORTATION  -  0.23%
Atlas Air, Inc., Series 1998-1, Class A,                                      116       106,048      .23
 7.38% 2019 /3/
                                                                                        106,048      .23

ASSET BACKED OBLIGATIONS /3/ -  7.94%
Continental Airlines, Inc.:
/1/Series 2000-1, Class A-1, 8.048% 2020                                      480       441,369
/1/Series 1998-3, Class A-2, 6.32% 2008                                       125       108,121     1.20
Jet Equipment Trust, Series 1994-A,                                           750       487,500     1.06
 11.79% 2013 /1/
Pegasus Aviation Lease Securitization,                                        500       425,000      .93
 Series 2000-1, Class A-2, 8.37% 2030 /1/
American Airlines Inc., Series 2001-2,                                        300       302,472      .66
 Class A-2, 7.858% 2011 /1/
PP&L Transition Bond Co. LLC, Series 1999-1,                                  250       270,586      .59
 Class A-7, 7.05% 2009
Green Tree Financial Corp., Series 1996-5,                                    245       129,657
 Class B-2, 8.45% 2027
Conseco Finance Manufactured Housing Contract                                 125       126,819      .56
 Trust, Series 2001-3, Class A-2, 5.16% 2033
Northwest Airlines, Inc., Series 1999-3,                                      239       245,092      .53
 Class G, 7.935% 2020
Puerto Rico Public Financing Corp., Series                                    225       224,048      .49
 1999-1, Class A, AMBAC Insured, 6.15% 2008
US Airways, Inc., Series 2000-3G, 7.89% 2020                                  149       149,189      .33
America West Airlines, Inc., Series 2000-1,                                   143       143,631      .31
 Class G, AMBAC Insured, 8.057% 2020
United Air Lines, Inc., Series 2000-1,                                        150       134,593      .29
 Class A-2, 7.73% 2012
PF Export Receivables Master Trust, Series                                    125       125,500      .27
 2001-B, MBIA Insured, 6.60% 2011 /1/
Team Fleet Financing Corp., Series 2001-3A,                                   125       124,925      .27
 Class A, 2.83% 2005  /1/ /2/
Airplanes Pass Through Trust, Class 1-C,                                      233       104,951      .23
 8.15% 2019  /4/
Tobacco Settlement Financing Corp., Series                                    100        98,555      .22
 2001-A, 6.36% 2025
                                                                                      3,642,008     7.94

COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED) /3/ -  8.06%
Chase Commercial Mortgage Securities Corp.:
/1/ Series 1998-2, Class A-2, 6.39% 2030                                      375       386,238
/1/ Series 1999-1, Class B, 7.619% 2031                                       125       135,301     1.14
Morgan Stanley Capital I, Inc., Series                                        500       518,435     1.13
 1998-HF2, Class A-2, 6.48% 2030
GS Mortgage Securities Corp. II, Series
 1998-C1: /2/
/1/ Class D, 7.243% 2030                                                      250       249,022
/1/ Class E, 7.243% 2030                                                      250       234,765     1.06
L.A. Arena Funding, LLC, Series 1, Class A,                                   321       325,959      .71
 7.656% 2026 /1/
CS First Boston Mortgage Securities Corp.:
/1/ Series 1998-C1, Class A-1A, 6.26% 2040                                    177       184,179
/1/ Series 1998-C1, Class A-1B, 6.48% 2040                                    125       129,306      .68
Bear Stearns Commercial Mortgage Securities                                   250       256,125      .56
 Inc., Series 2001-TOP2, Class A-2, 6.48% 2035
Morgan Stanley Dean Witter Capital I Trust,                                   250       254,125      .55
 Series 2001-TOP5, Class A-3, 6.16% 2035
Structured Asset Securities Corp., Series                                     200       214,469      .47
 1998-RF2, Class A, 8.528% 2027 /1/ /2/
Nomura Asset Securities Corp., Series 1998-D6,                                170       177,463      .39
 Class A-A1, 6.28% 2030
LB-UBS Commercial Mortgage Trust, Series                                      125       138,857      .30
 2000-C3, Class A-2, 7.95% 2010
GMAC Commercial Mortgage Securities, Inc.,                                    125       131,215      .29
 Series 1997-C1, Class A-3, 6.869% 2007
DLJ Commercial Mortgage Corp., Series 1999-CG1,                               125       129,166      .28
 Class A-1B, 6.46% 2032
GGP Mall Properties Trust, Series 2001-C1A,                                   125       121,324      .26
 Class A2, 5.007% 2011  /1/
Residential Funding Mortgage Securities I,                                    105       108,599      .24
 Inc., Series 2001-S1, Class A-1, 7.00% 2016
                                                                                      3,694,548     8.06

FEDERAL AGENCY OBLIGATIONS - MORTGAGE
 PASS-THROUGHS /3/ -  13.07%
Government National Mortgage Assn.:
6.00% 2031                                                                    125       122,982
7.00% 2024 - 2031                                                           1,462     1,501,557
7.50% 2023 - 2032                                                             930       970,601
8.00% 2023 - 2031                                                           1,058     1,115,199
8.50% 2008                                                                    108       115,218
10.00% 2019 - 2020                                                            331       374,526     9.16

Fannie Mae:
6.00% 2016                                                                    242       243,360
6.50% 2016 - 2031                                                             442       448,496
7.00% 2026 - 2031                                                             518       530,655
7.50% 2031                                                                    160       165,545     3.03

Freddie Mac:
6.00% 2032                                                                    375       369,375
8.75% 2008                                                                     32        34,566      .88
                                                                                      5,992,080    13.07

FEDERAL AGENCY OBLIGATIONS - COLLATERALIZED
 MORTGAGE OBLIGATIONS /3/ -  1.21%
Fannie Mae:
/1/ Series 2001-20, Class C, 11.561% 2031 /2/                                 194       222,596
/1/ Series 2001-4, Class GA, 10.025% 2025 /2/                                 189       211,505
/1/ Series 2001-T10, Class A-1, 7.00% 2041                                    120       121,830     1.21
                                                                                        555,931     1.21

FEDERAL AGENCY OBLIGATIONS - OTHER  -  1.61%
Federal Home Loan Bank Bonds 4.875% 2004                                      500       514,140     1.12
Freddie Mac 5.75% 2010                                                   Euro 250       223,863      .49
                                                                                        738,003     1.61

U.S. TREASURY NOTES & BONDS -  10.20%
11.625% November 2004                                                      $1,765     2,131,520
3.375% January 2007 /5/                                                       812       822,991
10.375% November 2009                                                         400       468,436
7.875% February 2021                                                        1,000     1,253,590    10.20
                                                                                      4,676,537    10.20

NON-U.S. GOVERNMENT OBLIGATIONS -  0.34%
United Mexican States Government Eurobonds,                                   125       156,250      .34
 Global, 11.375% 2016
                                                                                        156,250      .34

TAXABLE MUNICIPAL OBLIGATIONS  -  0.30%
Public Building Commission of Chicago,                                        125       135,926      .30
 Special Obligation Taxable Ref. Bonds,
 Series 2001, 7.125% 2010 (Escrowed to
 Maturity)
                                                                                        135,926      .30


TOTAL BONDS, NOTES & PREFERRED STOCKS                                                44,306,747    96.65
 (cost: $44,067,967)



                                                                       Principal
                                                                          Amount
Short-Term Securities                                                      (000)

Corporate Short-Term Notes  -  1.74%
Motiva Enterprises LLC 1.76% due 2/5/2002                                    $800       799,804     1.74
                                                                                        799,804     1.74


TOTAL SHORT-TERM SECURITIES (cost: $799,804)                                            799,804     1.74


TOTAL INVESTMENT SECURITIES (cost: $44,867,771)                                      45,106,551    98.39
Excess of cash and receivables over payables                                            737,491     1.61

NET ASSETS                                                                          $45,844,042  100.00%

/1/ Purchased in a private placement
 transaction; resale may be limited to
 qualified institutional buyers; resale to the public may require registration.
/2/ Coupon rate may change periodically.
/3/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
/4/ Valued under procedures established by
 the Board of Trustees.
/5/ Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

Endowments
FINANCIAL STATEMENTS
                                                                                              (Unaudited)
STATEMENT OF ASSETS AND LIABILITIES                                                Growth
at January 31, 2002                                                            and Income            Bond
                                                                                Portfolio       Portfolio
Assets:
Investment securities at market
 (cost: $57,930,433 and $44,867,771, respectively)                            $61,051,654     $45,106,551
Cash                                                                              213,368         356,181
Receivables for -
 Sales of investments                                                             799,485          44,788
 Dividends and interest                                                            96,340         639,270
 Total Assets                                                                  62,160,847      46,146,790

Liabilities:
Payables for -
 Purchases of investments                                                         586,740         271,853
 Repurchases of fund's shares                                                      18,694               -
 Management services                                                               25,776          19,187
 Other expenses                                                                    11,742          11,708
 Total Liabilities                                                                642,952         302,748
Net Assets at January 31, 2002                                                $61,517,895     $45,844,042

 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
  Shares outstanding                                                            4,812,062       2,811,835
  Net asset value per share                                                        $12.78          $16.30

See Notes to Financial Statements


                                                                                              (Unaudited)

                                                                                   Growth
STATEMENT OF OPERATIONS                                                        and Income            Bond
for the six months ended January 31, 2002                                       Portfolio       Portfolio
Investment Income:
Income:
 Dividends                                                                       $575,669         $21,487
 Interest                                                                         137,213       1,560,734
 Total Income                                                                     712,882       1,582,221

Expenses:
 Management services fee                                                          148,588         114,542
 Reports to shareholders                                                           10,898          10,898
 Registration statement and prospectus                                             15,353          11,847
 Auditing fees                                                                     14,925          14,925
 Legal fees                                                                         3,200           3,200
 Trustees' meeting expenses                                                         5,479           5,479
 Custodian fee                                                                        670             520
  Total Expenses                                                                  199,113         161,411
Net investment income                                                             513,769       1,420,810

Realized (Loss) Gain and Unrealized
 Depreciation on Investments:
Net realized (loss) gain                                                         (385,393)         51,585
Net unrealized depreciation on investments                                       (190,923)       (660,239)
 Net realized (loss) gain and
  unrealized depreciation
  on investments                                                                 (576,316)       (608,654)
Net (Decrease) Increase in Net Assets Resulting
 from Operations                                                                  (62,547)       $812,156

See Notes to Financial Statements






Endowments - Growth and Income Portfolio
STATEMENT OF CHANGES IN NET ASSETS
                                                                               Six Months
                                                                                    Ended      Year Ended
                                                                              January 31,        July 31,
                                                                                 2002 /1/             2001
Operations:
Net investment income                                                            $513,769      $1,299,600
Net realized (loss) gain on investments                                          (385,393)        761,840
Net unrealized (depreciation) appreciation
 on investments                                                                  (190,923)      7,182,607
 Net (decrease) increase in net assets
  resulting from operations                                                       (62,547)      9,244,047

Dividends and Distributions Paid to Shareholders:
Dividends from net investment income                                             (628,630)     (1,493,483)
Distributions from net realized gain on investments                              (775,771)     (2,566,450)
  Total dividends and distributions                                            (1,404,401)     (4,059,933)

Capital Share Transactions:
Proceeds from shares sold: 190,049 and 561,627 shares,
 respectively                                                                   2,378,286       7,082,726
Proceeds from shares issued in reinvestment
 of net investment income dividends and distributions
 of net realized gain on investments: 96,897 and
292,796 shares respectively                                                     1,214,936       3,626,853
Cost of shares repurchased: 114,085 and 401,624 shares,
 respectively                                                                  (1,449,740)     (5,054,523)
 Net increase in net assets resulting
  from capital share transactions                                               2,143,482       5,655,056
Total Increase in Net Assets                                                      676,534      10,839,170

Net Assets:
Beginning of period                                                            60,841,361      50,002,191
End of period (including
 distributions in excess of
 net investment income and
 undistributed net investment
 income: $(75,564) and $39,297,
 respectively)                                                                $61,517,895     $60,841,361


See Notes to Financial Statements


Endowments - Bond Portfolio
STATEMENT OF CHANGES IN NET ASSETS
                                                                               Six Months
                                                                                    Ended      Year Ended
                                                                              January 31,        July 31,
                                                                                 2002 /1/             2001
Operations:
Net investment income                                                          $1,420,810      $2,828,011
Net realized gain (loss) on investments                                            51,585         (24,437)
Net unrealized (depreciation) appreciation
 on investments                                                                  (660,239)      1,860,092
 Net increase in net assets
  resulting from operations                                                       812,156       4,663,666


Dividends Paid to Shareholders                                                 (1,523,065)     (2,793,912)

Capital Share Transactions:
Proceeds from shares sold: 198,595 and 765,923 shares,
 respectively                                                                   3,261,003      12,389,292
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments:
 65,040 and 114,604 shares, respectively                                        1,057,779       1,840,463
Cost of shares repurchased: 228,017 and 123,888 shares,
 respectively                                                                  (3,751,365)     (1,995,930)
 Net increase in net assets resulting
  from capital share transactions                                                 567,417      12,233,825
Total (Decrease) Increase in Net Assets                                          (143,492)     14,103,579

Net Assets:
Beginning of period                                                            45,987,534      31,883,955
End of period (including
 distributions in excess of
 net investment income:
 $(420,727) and $(318,472),
 respectively)                                                                $45,844,042     $45,987,534


/1/ Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Endowments(the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the trust in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the trust to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by authority of the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the trust will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On August 31, 2001, the fund began amortizing premium on fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value but will result in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the Statement of Operations. Therefore, the undistributed net investment income amounts are primarily comprised of these adjustments which were based on the fixed-income securities held by the fund on January 31, 2002. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend income is recorded net of non-U.S. taxes paid. For the six months ended January 31, 2002, non-U.S. taxes paid by Growth and Income Portfolio were $3,310.

CURRENCY GAINS AND LOSSES - For the six months ended January 31, 2002, net realized currency losses for Growth and Income Portfolio, on a book basis, were $233 and net realized currency gains for Bond Portfolio, on a book basis, were $789.

3. FEDERAL INCOME TAXATION

The funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the funds are not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the funds.

As of January 31, 2002, the cost of investment securities for book and federal income tax reporting purposes for Growth and Income Portfolio was $57,930,433. Net unrealized appreciation on investments aggregated $3,121,221; $7,097,752 related to appreciated securities and $3,976,531 related to depreciated securities. The cost of investment securities for book and federal income tax reporting purposes for Bond Portfolio was $45,461,657. Net unrealized depreciation on investments aggregated $355,106; $1,140,618 related to appreciated securities and $1,495,724 related to depreciated securities. For the six months ended January 31, 2002, Growth and Income Portfolio realized tax basis net capital losses of $385,160. For the six months ended January 31, 2002, Bond Portfolio realized tax basis net capital gains of $31,173. Bond Portfolio had available at January 31, 2002, a net capital loss carryforward totaling $845,603 which may be used to offset capital gains realized during subsequent years through 2010 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. Bond Portfolio will not make distributions from capital gains while a capital loss carryforward remains. Bond Portfolio has recognized, for tax purposes, net capital losses totaling $2,510 which were realized during the period November 1, 2000 through July 31, 2001.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $148,588 and $114,542 for Growth and Income Portfolio and Bond Portfolio, respectively, for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the trust are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.50% of the first $150 million of daily net assets and 0.40% of such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. There were no fee reductions for the six months ended January 31, 2002.

TRANSFER AGENT FEE - The funds have a transfer agent fee agreement with American Funds Service Company ("AFS") for shareholder related services.

AFFILIATED OFFICERS AND TRUSTEES - CRMC is owned by The Capital Group Companies, Inc. AFS is wholly owned subsidiary of CRMC. Officers and certain Trustees of the trust are or may be considered to be affiliated with CRMC and AFS. No such persons received any remuneration directly from the trust.

No fees were paid by the trust to their unaffiliated Trustees. The unaffiliated Trustees were reimbursed by the trust for expenses incurred while traveling to fund meetings.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

For the six months ended January 31, 2002, Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $12,232,944 and $9,469,037, and sales of investment securities of $19,711,414 and $18,167,338, respectively. Short-term securities transactions were excluded.

Pursuant to the custodian agreement, the funds receive credits against their custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fee of $670 and $520 for Growth and Income Portfolio and Bond Portfolio, respectively, were paid by these credits rather than in cash.

As of January 31, 2002, net assets consisted of the following:

As of January 31, 2002, net assets consisted of the following:

                                                                                 Growth
                                                                             and Income            Bond
                                                                              Portfolio       Portfolio
Capital paid in on shares of beneficial interest                            $58,858,181     $46,822,810
Distributions in excess of net investment income                                (75,564)       (420,727)
Accumulated net realized loss                                                  (385,943)       (796,528)
Net unrealized appreciation                                                   3,121,221         238,487
Net assets                                                                  $61,517,895     $45,844,042

Endowments
Growth and Income Portfolio
Per-share data and ratios




                                                                       Six months      Year      Year
                                                                            ended     Ended     Ended
                                                                      January 31,  July 31,  July 31,
                                                                      2002 /1//2/       2001      2000
Net asset value, beginning of period                                       $13.11    $11.94    $13.91

 Income from investment operations:
  Net investment income                                                   .11 /3/   .30 /3/       .37

  Net (losses) gains on securities                                       (.14)/3/  1.81 /3/      (.89)
   (both realized and unrealized)

   Total from investment operations                                          (.03)     2.11      (.52)

 Less distributions:
  Dividends (from net investment income)                                     (.14)     (.34)     (.34)

  Distributions (from capital gains)                                         (.16)     (.60)    (1.11)

   Total distributions                                                       (.30)     (.94)    (1.45)

Net asset value, end of period                                             $12.78    $13.11    $11.94

Total return                                                                (.09)%    18.23%   (3.31%)

Ratios/supplemental data:

 Net assets, end of period (in millions)                                      $62       $61       $50

 Ratio of expenses to average net assets                                  .67%/4/       .71%      .73%

 Ratio of net income to average net assets                               1.73%/4/      2.32%     3.03%

 Portfolio turnover rate                                               19.26% /1/     49.30%    60.05%






                                                                             Year      Year      Year
                                                                            Ended     Ended     Ended
                                                                         July 31,  July 31,  July 31,
                                                                              1999      1998      1997
Net asset value, beginning of period                                       $12.09    $22.66    $18.61

 Income from investment operations:
  Net investment income                                                       .37       .51       .56

  Net (losses) gains on securities                                           1.79      1.16      6.04
   (both realized and unrealized)

   Total from investment operations                                          2.16      1.67      6.60

 Less distributions:
  Dividends (from net investment income)                                     (.34)     (.57)     (.55)

  Distributions (from capital gains)                                             -   (11.67)    (2.00)

   Total distributions                                                       (.34)   (12.24)    (2.55)

Net asset value, end of period                                             $13.91    $12.09    $22.66

Total return                                                                18.21%     9.05%    38.40%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                      $52       $43       $48

 Ratio of expenses to average net assets                                  .75%/5/   .75%/5/       .74%

 Ratio of net income to average net assets                                   2.90%     2.69%     2.73%

 Portfolio turnover rate                                                    52.36%    48.59%    50.69%




/1/ Based on operations for the period
 shown and, accordingly, not representative of a full year (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Annualized.
/5/ Had CRMC not waived management services fees, the fund's expense ratio would have been 0.79% and 0.89% for the fiscal years ended 1999 and 1998, respectively.

Endowments
Bond Portfolio
Per-share data and ratios


                                                                  Six months
                                                                       ended   Year ended   Year ended
                                                                 January 31,     July 31,     July 31,
                                                                 2002 /1//2/          2001         2000
Net asset value, beginning of period                                  $16.56       $15.79       $16.17

 Income from investment operations:
  Net investment income                                              .51 /3/     1.16 /3/         1.16

  Net (losses) gains on securities                                  (.21)/3/      .77 /3/         (.37)
   (both realized and unrealized)

   Total from investment operations                                      .30         1.93          .79

 Less distributions:
  Dividends (from net investment income)                                (.56)       (1.16)       (1.16)

  Distributions (from capital gains)                                        -            -        (.01)

   Total distributions                                                  (.56)       (1.16)       (1.17)

Net asset value, end of period                                        $16.30       $16.56       $15.79

Total return                                                            1.82%       12.67%        5.13%

Ratios/supplemental data:

 Net assets, end of peirod (in millions)                                 $46          $46          $32

 Ratio of expenses to average net assets                             .70%/4/      .75%/5/      .75%/5/

 Ratio of net income to average net assets                          6.20%/4/         7.18%        7.31%

 Portfolio turnover rate                                           41.28%/1/        47.86%       58.93%







                                                                  Year ended   Year ended   Year ended
                                                                    July 31,     July 31,     July 31,
                                                                         1999         1998         1997
Net asset value, beginning of period                                  $16.93       $17.17       $16.63

 Income from investment operations:
  Net investment income                                                 1.14         1.19         1.21

  Net (losses) gains on securities                                      (.84)        (.09)         .52
   (both realized and unrealized)

   Total from investment operations                                      .30         1.10         1.73

 Less distributions:
  Dividends (from net investment income)                               (1.06)       (1.34)       (1.19)

  Distributions (from capital gains)                                        -            -            -

   Total distributions                                                 (1.06)       (1.34)       (1.19)

Net asset value, end of period                                        $16.17       $16.93       $17.17

Total return                                                            1.75%        6.70%       10.83%

Ratios/supplemental data:

 Net assets, end of peirod (in millions)                                 $31          $29          $33

 Ratio of expenses to average net assets                             .75%/5/      .75%/5/      .75%/5/

 Ratio of net income to average net assets                              6.84%        6.87%        7.04%

 Portfolio turnover rate                                               53.66%       50.40%       22.18%



/1/ Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Annualized.
/5/ Had CRMC not waived management services fees, the fund's expense ratio would have been 0.79%, 0.86%, 0.95%, 1.08%, and 0.85% for the fiscal years ended 2001, 2000, 1999, 1998,
and 1997, respectively.

logo - Capital Research and Management(sm)

OFFICE OF THE TRUST
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
P.O. Box 7650
San Francisco, CA 94120-7650
135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF ENDOWMENTS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS.

For more information about any of the American Funds, please ask your investment professional for a prospectus.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. ENDI-BENDI-013-0302 (NLS)
Litho in USA SWD/PL/5544
Printed on recycled paper
(c) 2002 Endowments